Shareholders' Equity (Details) - Schedule of options valued using a Black-Scholes pricing model with assumptions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity (Details) - Schedule of options valued using a Black-Scholes pricing model with assumptions [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility
Risk-free interest rate
Minimum [Member]
Shareholders' Equity (Details) - Schedule of options valued using a Black-Scholes pricing model with assumptions [Line Items]
Expected volatility	50.27%	57.34%
Risk-free interest rate	0.66%	0.27%
Contractual term (years)	0 years	5 years
Maximum [Member]
Shareholders' Equity (Details) - Schedule of options valued using a Black-Scholes pricing model with assumptions [Line Items]
Expected volatility	52.71%	44.40%
Risk-free interest rate	1.61%	1.61%
Contractual term (years)	10 years	10 years
Black- Scholes option-pricing [Member]
Shareholders' Equity (Details) - Schedule of options valued using a Black-Scholes pricing model with assumptions [Line Items]
Dividend yield	0.00%	0.00%
Contractual term (years)	10 years	10 years
Black- Scholes option-pricing [Member] | Minimum [Member]
Shareholders' Equity (Details) - Schedule of options valued using a Black-Scholes pricing model with assumptions [Line Items]
Expected volatility	50.27%	45.11%
Risk-free interest rate	0.66%	0.23%
Black- Scholes option-pricing [Member] | Maximum [Member]
Shareholders' Equity (Details) - Schedule of options valued using a Black-Scholes pricing model with assumptions [Line Items]
Expected volatility	51.84%	55.97%
Risk-free interest rate	1.61%	1.61%